Share-Based Compensation Share-Based Compensation - Shares Available for Issuance (Details) (Omnibus Plan)	Dec. 31, 2013	May 07, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized for issuance	7,650,000	7,650,000
Shares available for issuance	2,200,000
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and reserved for issuance of outstanding	1,600,000
RSUs - Deal incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and reserved for issuance of outstanding	2,000,000
PSU awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and reserved for issuance of outstanding	1,900,000